Jun. 26, 2025
UBS U.S. Allocation Fund

The section captioned "Fund Summary—Principal strategies—Principal investments" in the Prospectus is revised by replacing the second sentence of the first paragraph in its entirety with the following:

The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities—20-90%; (2) US investment grade fixed income—0-70%; (3) high yield fixed income—0-15%; (4) cash equivalents—0-50%; and (5) non-US fixed income and equity securities—0-20%.

The same section is further revised by replacing the first sentence of the second paragraph in its entirety with the following:

Investments in fixed income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; foreign government bonds (including bonds issued by supranational and quasi-governmental entities); debt securities of US and non-US corporations; and mortgage-backed securities and asset-backed securities.

The same section is further revised by inserting the following after the third paragraph:

The fund may also invest up to 20% of its net assets in non-US securities, including exchange-traded funds ("ETFs"), which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

UBS Investment Trust

June 26, 2025

Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated December 30, 2024.

Includes:

•  UBS U.S. Allocation Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus and SAI for the above-named series (the "fund") of UBS Investment Trust.

At the recommendation of UBS Asset Management (Americas) LLC, the fund's advisor, the Board of Trustees of the Trust approved changes to the fund's principal investment strategies and risks such that the fund may invest up to 20% of its net assets in non-US fixed income and equity securities, including exchange-traded funds that provide exposure to issuers who are primarily organized outside the US, effective July 26, 2025 (the "Effective Date").